Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed Capital [Member]	Capital Reserve [Member]	Reserve From Foreign Currency Conversion Adjustments (OCI) [Member]	Loss Carried Forward Loss for the Period [Member]	Total
Balance at Dec. 31, 2017	€ 38,417	€ 100,769	€ 700	€ (136,505)	€ 3,381
Balance, shares at Dec. 31, 2017	38,416,828
Statement Line Items [Line Items]
Loss for the period				(8,878)	(8,878)
Foreign currency conversion			(702)		(702)
Total loss for the period			(702)	(8,878)	(9,580)
Capital Increase	€ 6,000	18,000			24,000
Capital Increase, shares	6,000,000
Conversion from convertible bond 2016/2021	€ 7	26			33
Conversion from convertible bond 2016/2021, shares	6,874
Conversion from convertible bond 2017/2022	€ 13	51			64
Conversion from convertible bond 2017/2022, shares	13,472
Conversion of stock options from the stock option program	€ 195	433			628
Conversion of stock options from the stock option program, shares	195,500
Cost of equity procurement		(2,432)			(2,432)
Increase in capital reserve from the stock option program		262			262
Balance at Dec. 31, 2018	€ 44,632	117,109	(2)	(145,383)	16,356
Balance, shares at Dec. 31, 2018	44,632,674
Statement Line Items [Line Items]
Loss for the period				(7,358)	(7,358)
Foreign currency conversion			(286)		(286)
Total loss for the period			(286)	(7,358)	(7,644)
Conversion from convertible bond 2017/2022	€ 119	429			548
Conversion from convertible bond 2017/2022, shares	118,841
Conversion of stock options from the stock option program	€ 98	207			305
Conversion of stock options from the stock option program, shares	97,850
Cost of equity procurement		(2)			(2)
Increase in capital reserve from the stock option program		360			360
First-time application of IFFRS 16				32	32
Balance at Dec. 31, 2019	€ 44,849	118,103	(288)	(152,709)	9,955
Balance, shares at Dec. 31, 2019	44,849,365
Statement Line Items [Line Items]
Loss for the period				(13,023)	(13,023)
Foreign currency conversion			2,155		2,155
Total loss for the period			2,155	(13,023)	(10,868)
Conversion of stock options from the stock option program	€ 260	325			585
Conversion of stock options from the stock option program, shares	260,000
Cost of equity procurement		(407)			(407)
Increase in capital reserve from the stock option program		293			293
Conversion from convertible bond 2020/2021	€ 2,638	5,179			7,817
Conversion from convertible bond 2020/2021, shares	2,638,150
Balance at Dec. 31, 2020	€ 47,748	€ 123,493	€ 1,867	€ (165,732)	€ 7,375
Balance, shares at Dec. 31, 2020	47,747,515